Taxation - Summary of Aggregate Amount and Per Share Effect of Tax Holiday (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Taxation [Abstract]
Aggregate dollar effect	$ (830)	$ 2,784	$ 4,638
Per share effect-basic	$ 0.00	$ 0.01	$ 0.08
Per share effect-diluted	$ 0.00	$ 0.01	$ 0.06